INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

NOTE 6 — INVENTORIES

As of December 31, 2021 and 2020 inventories consist of:

	December 31,
	2021	2020
Food and beverage	$38,500	$42,694
Merchandise	51,777	59,943
Consumables	2,253	9,906
Total inventories	$92,530	$112,543